Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Advertising expense in excess of deduction limit	¥ 64,678	¥ 58,723
Accrued expense and other payables	3,257	4,101
Allowance for doubtful accounts	10,039	9,541
Net operating tax loss carry forwards	81,539	73,423
Total deferred tax assets	159,513	145,788
Less: valuation allowance	(159,513)	(145,788)	¥ (134,534)	¥ (120,703)
Net deferred tax assets